Derivative Instruments and Hedging Activities - Summary of Fair Value of Derivative Instruments Recorded in Combined Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivatives	$ 9.2	$ 16.0	$ 24.6
Derivatives Designated as Hedging Instruments | Interest Rate Caps | Other Current Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets		0.2	2.7
Not Designated as Hedging Instruments | Interest Rate Caps | Other Long-Term Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	$ 2.4	0.0
Not Designated as Hedging Instruments | Fuel Commodity Derivatives | Other Current Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities		16.2	20.6
Not Designated as Hedging Instruments | Fuel Commodity Derivatives | Other Long-Term Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities		$ 0.0	$ 6.7